Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash flows from operating activities
Profit/(loss) before tax	$ (35,339)	$ 54,983	$ 40,080
Adjustments for:
Depreciation of property and equipment	1,572	1,479	448
Amortization of leasehold land	213	199	192
Amortization of intangible assets	580	590	580
Amortization of deferred government grants	(92)	(89)	(50)
Reversal of asset reinstatement obligation	(34)	(103)	(220)
Loss/(gain) on disposal of property and equipment	(1)	4	41
Loss on disposal of intangible assets			88
Share-based payment	430	994	2,231
Allowance for doubtful debt			5
Expected credit loss allowance	60
Deposits written off		1
Inventories (reversed)/written down	353	(45)	259
Change in fair value of convertible preference shares	2,068	(70,063)	(59,233)
Recapitalization expenses	16,530
Finance costs	3,533	3,250	1,797
Finance income	(7)	(14)	(35)
Foreign exchange (gain)/loss, net	162	(236)	(100)
Adjustments For Reconcile Profit Loss	(9,972)	(9,050)	(13,917)
Changes in:
inventories	2,298	2,758	(495)
trade and other receivables	(184)	73	(798)
prepayments	26	1,835	476
other current financial assets	563	(245)	(137)
deferred expenses			3,330
non-current financial assets		102	142
trade and other payables	2,639	(1,679)	(1,659)
contract liabilities	929	207	(162)
Cash used in operating activities	(3,701)	(5,999)	(13,220)
Interest received	7	14	35
Interest paid	(2,675)	(2,181)	(972)
Tax paid	(101)	(80)	(30)
Receipts of government grants		138
Net cash used in operating activities	(6,470)	(8,108)	(14,187)
Cash flows from investing activities
Purchase of property and equipment	(138)	(2,298)	(4,418)
Additions to leasehold land			(108)
Additions to intangible assets	(224)	(338)	(659)
Placement of short-term deposits		(1)	(69)
Proceeds from disposal of property and equipment	1	5	16
Net cash used in investing activities	(361)	(2,632)	(5,238)
Cash flows from financing activities
Proceeds from interest-bearing loans and borrowings	54,112	68,312	86,201
Repayment of interest-bearing loans and borrowings	(50,977)	(64,067)	(75,049)
Proceeds from issuance of ordinary shares		1,605
Net cash from financing activities	3,135	5,850	11,152
Net decrease in cash and cash equivalents	(3,696)	(4,890)	(8,273)
Cash and cash equivalents	7,312	11,926	19,812
Effect of exchange rate fluctuations on cash held	(1,012)	276	387
Cash and cash equivalents	2,604	7,312	11,926
Supplemental disclosures of non-cash activities:
Recapitalization expenses	16,530
Other supplementary disclosures:
Outstanding payables in relation to purchase of property and equipment and intangible assets		2,161	13,138
Loan from shareholders was held as marketable securities in trust account		15,188
Balance	58,543	49,204
Cash flows
Proceeds from interest-bearing loans and borrowings	54,112	68,312
Repayment of interest-bearing loans and borrowings	(50,977)	(64,067)
Purchase of property and equipment		2,175
Interest expense	2,481	2,308
Amortization of deferred transactions cost	831	832
Interest paid	(2,675)	(2,181)
Foreign exchange gain	149	(194)
Contingent settlement	363
Conversion of convertible loan to equity	(2,440)
Others	(25)
The effect of changes in foreign exchange rates	(999)	2,154
Balance	$ 59,363	$ 58,543	$ 49,204